Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Valkyrie ETF Trust II
Entity Central Index Key	0001877493
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
CoinShares Valkyrie Bitcoin and Ether Strategy ETF
Shareholder Report [Line Items]
Fund Name	CoinShares Valkyrie Bitcoin and Ether Strategy ETF
Class Name	CoinShares Valkyrie Bitcoin and Ether Strategy ETF
Trading Symbol	BTF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CoinShares Valkyrie Bitcoin and Ether Strategy ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://coinshares.com/us/etf/btf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://coinshares.com/us/etf/btf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
CoinShares Valkyrie Bitcoin and Ether Strategy ETF	$57	1.21%
[1]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.21%
Updated Performance Information Location [Text Block]	Visit https://coinshares.com/us/etf/btf/ for more recent performance information.
Net Assets	$ 25,257,063
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 187,592
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31 ,2025)

Net Assets	$25,257,063
Number of Holdings	2
Net Advisory Fee	$187,592
Portfolio Turnover	0%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
First American Treasury Obligations Fund - Class X	65.7%
United States Treasury Bill	63.1%

Security Type	(% of Net Assets)
Money Market Fund	65.7%
U.S. Treasury Bill	63.1%
Futures Contracts	-8.3%
Reverse Repurchase Agreement	-58.0%
Cash & Other	37.5%

Updated Prospectus Web Address	https://coinshares.com/us/etf/btf/
CoinShares Valkyrie Bitcoin Futures Leveraged Strategy ETF
Shareholder Report [Line Items]
Fund Name	CoinShares Valkyrie Bitcoin Futures Leveraged Strategy ETF
Class Name	CoinShares Valkyrie Bitcoin Futures Leveraged Strategy ETF
Trading Symbol	BTFX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CoinShares Valkyrie Bitcoin Futures Leveraged Strategy ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://coinshares.com/us/etf/btfx/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://coinshares.com/us/etf/btfx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
CoinShares Valkyrie Bitcoin Futures Leveraged Strategy ETF	$107	1.85%
[2]
Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.85%
Updated Performance Information Location [Text Block]	Visit https://coinshares.com/us/etf/btfx/ for more recent performance information.
Net Assets	$ 12,800,326
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 237,829
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31 ,2025)

Net Assets	$12,800,326
Number of Holdings	1
Net Advisory Fee	$237,829
Portfolio Turnover	0%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
First American Treasury Obligations Fund - Class X	77.3%

Security Type	(% of Net Assets)
Money Market Fund	77.3%
Futures Contract	-5.2%
Cash & Other	27.9%

Updated Prospectus Web Address	https://coinshares.com/us/etf/btfx/
CoinShares Valkyrie Bitcoin Miners ETF
Shareholder Report [Line Items]
Fund Name	CoinShares Valkyrie Bitcoin Miners ETF
Class Name	CoinShares Valkyrie Bitcoin Miners ETF
Trading Symbol	WGMI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CoinShares Valkyrie Bitcoin Miners ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://coinshares.com/us/etf/wgmi/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://coinshares.com/us/etf/wgmi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
CoinShares Valkyrie Bitcoin Miners ETF	$31	0.75%
[3]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://coinshares.com/us/etf/wgmi/ for more recent performance information.
Net Assets	$ 106,235,274
Holdings Count | $ / shares	19
Advisory Fees Paid, Amount	$ 686,020
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31 ,2025)

Net Assets	$106,235,274
Number of Holdings	19
Net Advisory Fee	$686,020
Portfolio Turnover	19%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
IREN, Ltd.	15.4%
Core Scientific, Inc.	15.1%
Cipher Mining, Inc.	9.5%
Riot Platforms, Inc.	8.8%
NVIDIA Corp.	4.8%
MARA Holdings, Inc.	4.8%
Terawulf, Inc.	4.7%
Bit Digital, Inc.	4.7%
Bitdeer Technologies Group - Class A	4.7%
Hut 8 Corp.	4.6%

Top Sectors	(% of Net Assets)
Software	71.7%
IT Services	19.6%
Semiconductors & Semiconductor Equipment	5.7%
Technology Hardware, Storage & Peripherals	1.6%
Cash & Other	1.4%

Updated Prospectus Web Address	https://coinshares.com/us/etf/wgmi/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized